Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Deposits by Customers

	Group
	2019 £m	2018 £m
Current and demand accounts	89,221	86,207
Savings accounts (1)	65,835	66,039
Time deposits	16,680	15,485
Amounts due to other Santander UK Group Holdings plc subsidiaries	44	83
Amounts due to Santander UK Group Holdings plc (2)	8,869	9,206
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,234	1,070

	181,883	178,090

(1)
Includes equity index-linked deposits of £1,139m (2018: £1,176m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,139m and £18m (2018: £1,176m and £28m) respectively.

(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.